Supplementary Financial Statements Information (Cash and Cash Equivalents) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Supplementary Financial Statements Information [Abstract]
Cash and deposits	$ 1,232,000	$ 1,130,000	$ 1,604,000	$ 5,194,000
Cash on deposit in NIS, bearing interest	$ 51,000		$ 50,000
Interest rate on deposits held in banks	0.02%	0.15%
Deposits held in banks used as collateral for bank guarantees	$ 42,000	$ 42,000